Financial Result (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Result
Finance income	€ 15,335	€ 30,322	€ 11,288
thereof: fair value changes	9,565	29,922	11,280
thereof: reversal of expected credit losses	57	125
thereof: interest income	5,713	275	8
Finance expenses	(131,059)	(1,995)	(20,201)
thereof: fair value changes	130,159	763	15,645
thereof: interest portion of lease payments	(604)	(443)	(437)
thereof: other interest expense	(296)	(789)	(376)
thereof: expected credit losses			(260)
thereof: interest on convertible loans			(3,483)
Financial result	€ (115,724)	€ 28,327	€ (8,913)